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Supplement to Prospectuses dated January 31, 1998

1. In the section entitled "Portfolio Managers' Backgrounds" please delete the biography of Charles A. Ritter in its entirety and replace with the following:

          "JohnW. Harris is a portfolio manager for the Fund and performs the overall asset allocation of the Fund's assets among the various asset categories. In addition, Mr. Harris is a manager of the domestic large company stocks asset category. He has performed these duties since December 1998. In allocating the Fund's assets, Mr. Harris evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Harris has been an Assistant Vice President of the Fund's Adviser since December 1998. Mr. Harris initially joined Federated in April 1987 as an Investment Analyst. He served as an Assistant Vice President from 1990 through 1992 and as a Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated Investors, Inc. in January 1997 as a Senior Investment Analyst. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh."

2. In the section entitled "Portfolio Managers' Backgrounds" please delete the biography of Scott B. Schermerhorn in its entirety.

In addition, please delete the references to Mr. Ritter and Mr. Schermerhorn as portfolio managers for the domestic large company stocks asset category. Mr. Harris replaces Mr. Ritter and Mr. Schermerhorn as a portfolio manager for the domestic large company stocks asset category. Michael P. Donnelly and James E. Grefenstette remain as portfolio managers for the domestic large company stocks asset category.


                                                               December 14, 1998

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Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
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Pittsburgh, PA 15222-3779
www.federatedinvestors.com
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Cusip 56166K404 Cusip 56166K107 Cusip 56166K206 G00251-09 (12/98)